Other acquired rights (Tables)	12 Months Ended
Dec. 31, 2022
Other Acquired Rights [Abstract]
Summary of Rights Acquired	The rights acquired are comprised as follows:

	December 31, 2020		December 31, 2021		December 31, 2022
Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space at Tijuana airport		15,935		15,935		15,935
Right to operate various space at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space at Guadalajara airport		93,560		93,560		93,560
Right to operate various parking lots		5,673		5,673		5,673
		769,227		769,227		769,227
Less – accumulated amortization		(304,324)		(321,021)		(337,718)
	Ps.	464,903	Ps.	448,206	Ps.	431,509